UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2306

                             Oppenheimer Growth Fund
                             -----------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                     Date of reporting period: MAY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.9%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Autoliv, Inc.                                         352,100    $   16,340,961
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.7%
Carnival Corp.                                        225,000        11,902,500
--------------------------------------------------------------------------------
Starbucks Corp. 1                                     225,000        12,318,750
                                                                 ---------------
                                                                     24,221,250
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.8%
eBay, Inc. 1                                          658,500        25,029,585
--------------------------------------------------------------------------------
MEDIA--2.6%
Comcast Corp., Cl. A 1                                624,100        20,096,020
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                 572,700        15,714,888
                                                                 ---------------
                                                                     35,810,908
--------------------------------------------------------------------------------
MULTILINE RETAIL--3.7%
Kohl's Corp. 1                                        373,700        18,195,453
--------------------------------------------------------------------------------
Target Corp.                                          623,000        33,455,100
                                                                 ---------------
                                                                     51,650,553
--------------------------------------------------------------------------------
SPECIALTY RETAIL--7.9%
Best Buy Co., Inc.                                    187,100        10,183,853
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                   614,400        21,018,624
--------------------------------------------------------------------------------
Home Depot, Inc.                                      840,400        33,069,740
--------------------------------------------------------------------------------
Staples, Inc.                                       1,500,000        32,295,000
--------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                               327,400        12,876,642
                                                                 ---------------
                                                                    109,443,859
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Polo Ralph Lauren Corp.                               344,500        13,349,375
--------------------------------------------------------------------------------
CONSUMER STAPLES--3.8%
--------------------------------------------------------------------------------
BEVERAGES--1.9%
PepsiCo, Inc.                                         459,100        25,828,966
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.9%
Colgate-Palmolive Co.                                 210,100        10,498,697
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                            290,700        16,032,105
                                                                 ---------------
                                                                     26,530,802
--------------------------------------------------------------------------------
ENERGY--6.9%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.8%
Schlumberger Ltd.                                     365,000        24,955,050
--------------------------------------------------------------------------------
Transocean, Inc. 1                                    270,000        13,448,700
                                                                 ---------------
                                                                     38,403,750
--------------------------------------------------------------------------------
OIL & GAS--4.1%
Amerada Hess Corp.                                    192,800        17,901,480
--------------------------------------------------------------------------------
Apache Corp.                                          336,700        19,784,492
--------------------------------------------------------------------------------
Noble Energy, Inc.                                    268,000        19,931,160
                                                                 ---------------
                                                                     57,617,132
--------------------------------------------------------------------------------
FINANCIALS--7.1%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.5%
American Express Co.                                  654,500        35,244,825
--------------------------------------------------------------------------------


1      |      OPPENHEIMER GROWTH FUND
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Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Goldman Sachs Group, Inc. (The)                       135,000    $   13,162,500
--------------------------------------------------------------------------------
Legg Mason, Inc.                                      169,300        13,913,074
                                                                 ---------------
                                                                     62,320,399
--------------------------------------------------------------------------------
INSURANCE--2.6%
AFLAC, Inc.                                           298,900        12,419,295
--------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                           131,900         9,516,585
--------------------------------------------------------------------------------
American International Group, Inc.                    248,500        13,804,175
                                                                 ---------------
                                                                     35,740,055
--------------------------------------------------------------------------------
HEALTH CARE--14.7%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--7.3%
Amgen, Inc. 1                                         240,100        15,025,458
--------------------------------------------------------------------------------
Celgene Corp. 1                                        82,600         3,497,284
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     450,000        35,662,500
--------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                    229,900        14,343,461
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               800,000        32,640,000
                                                                 ---------------
                                                                    101,168,703
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.8%
Guidant Corp.                                          38,500         2,844,765
--------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                              207,700        13,344,725
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                        958,200        36,037,902
                                                                 ---------------
                                                                     52,227,392
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.6%
Abbott Laboratories                                   358,500        17,294,040
--------------------------------------------------------------------------------
Eli Lilly & Co.                                       252,700        14,732,410
--------------------------------------------------------------------------------
Johnson & Johnson                                     272,300        18,271,330
                                                                 ---------------
                                                                     50,297,780
--------------------------------------------------------------------------------
INDUSTRIALS--8.8%
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.0%
FedEx Corp.                                           147,600        13,198,392
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Apollo Group, Inc., Cl. A 1                           180,700        14,184,950
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--6.1%
3M Co.                                                205,000        15,713,250
--------------------------------------------------------------------------------
General Electric Co.                                1,445,600        52,735,488
--------------------------------------------------------------------------------
Tyco International Ltd.                               557,700        16,134,261
                                                                 ---------------
                                                                     84,582,999
--------------------------------------------------------------------------------
MARINE--0.7%
UTI Worldwide, Inc.                                   131,300         9,683,375
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--37.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--8.9%
Avaya, Inc. 1                                         625,000         5,718,750
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                               2,223,100        43,083,678
--------------------------------------------------------------------------------
Comverse Technology, Inc. 1                           376,400         8,856,692
--------------------------------------------------------------------------------
Corning, Inc. 1                                     1,776,400        27,853,952
--------------------------------------------------------------------------------
Motorola, Inc.                                        900,000        15,633,000
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2      |      OPPENHEIMER GROWTH FUND
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Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Nokia Corp., Sponsored ADR                            685,000    $   11,549,100
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        279,800        10,425,348
                                                                 ---------------
                                                                    123,120,520
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.3%
Apple Computer, Inc. 1                                646,000        25,652,660
--------------------------------------------------------------------------------
EMC Corp. 1                                         3,030,700        42,611,642
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                            1,342,300         5,114,163
                                                                 ---------------
                                                                     73,378,465
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--4.4%
Google, Inc., Cl. A 1                                  81,900        22,800,960
--------------------------------------------------------------------------------
Opsware, Inc. 1                                       592,046         2,942,469
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                      511,900        16,559,965
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        504,600        18,771,120
                                                                 ---------------
                                                                     61,074,514
--------------------------------------------------------------------------------
IT SERVICES--1.6%
Cognizant Technology Solutions Corp. 1                292,100        14,020,800
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                        208,300         7,946,645
                                                                 ---------------
                                                                     21,967,445
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.4%
Broadcom Corp., Cl. A 1                               538,200        19,100,718
--------------------------------------------------------------------------------
Intel Corp.                                           871,500        23,469,495
--------------------------------------------------------------------------------
International Rectifier Corp. 1                       382,000        18,251,960
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                       345,600        13,616,640
--------------------------------------------------------------------------------
Texas Instruments, Inc.                               537,300        14,850,972
                                                                 ---------------
                                                                     89,289,785
--------------------------------------------------------------------------------
SOFTWARE--10.7%
Adobe Systems, Inc.                                   471,000        15,571,260
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                         509,400        13,881,150
--------------------------------------------------------------------------------
Autodesk, Inc.                                        349,100        13,817,378
--------------------------------------------------------------------------------
Mercury Interactive Corp. 1                           416,700        18,801,504
--------------------------------------------------------------------------------
Microsoft Corp.                                     2,651,300        68,403,540
--------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                 414,600        17,102,250
                                                                 ---------------
                                                                    147,577,082
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
Sprint Corp.                                          659,100        15,614,079
                                                                 ---------------
Total Common Stocks (Cost $1,220,201,220)                         1,379,653,076


3      |      OPPENHEIMER GROWTH FUND

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
--------------------------------------------------------------------------------
Undivided interest of 0.71% in joint repurchase
agreement (Principal Amount/Value
$1,220,266,000, with a maturity value of
$1,220,367,689) with UBS Warburg LLC, 3%, dated
5/31/05, to be repurchased at $8,713,726 on
6/1/05, collateralized by Federal National
Mortgage Assn., 4.50%--6%, 3/1/20--4/1/35, with
a value of $1,246,387,946 (Cost $8,713,000)       $ 8,713,000    $    8,713,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,228,914,220)       100.2%    1,388,366,076
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.2)       (3,276,109)

                                                  ------------------------------
NET ASSETS                                              100.0%   $1,385,089,967
                                                  ==============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1.  Non-income producing security.


4      |      OPPENHEIMER GROWTH FUND

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                    $1,235,678,623
                                                  ===============

Gross unrealized appreciation                     $  186,089,579
Gross unrealized depreciation                        (33,402,126)
                                                  ---------------
Net unrealized appreciation                       $  152,687,453
                                                  ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


5      |      OPPENHEIMER GROWTH FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Growth Fund


By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005


By:   /s/ Brian W. Wixted
      --------------------
      Brian W. Wixted

Date: July 15, 2005